EQUITY (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 28, 2025	Feb. 01, 2025	Feb. 28, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Gross proceeds				$ 592,120
Exercise price					$ 4.80
Deferred offering costs	$ 188,832		$ 188,832			$ 136,025	$ 25,000
Issuance of common stock					$ 37,500
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued		72,179
Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted stock units granted	144,358				75,000
Share based compensation shares, vested					37,500
Performance based shares					225,000
Market based shares					250,000
Share based compensation shares, option					1,187,500
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			1,280,000
Share price	$ 4.00		$ 4.00
Gross proceeds	$ 656,000		$ 5,120,000
Gross proceeds from public offering			5,776,000
Proceeds from commissions			1,000,000
Net proceeds from underwriting discounts			$ 4,700,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			164,000
Share price	$ 4.00		$ 4.00
Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares	72,179		72,179
Exercise price	$ 4.80		$ 4.80
Warrants term	5 years		5 years